Fair Values of Financial Instruments and Interest Rate Risk - Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL ASSETS
Securities available for sale	$ 91,299	$ 95,743
Securities held to maturity	10,750	11,461
Loans held for investment, net	367,596	354,413
Accrued interest receivable	1,763	1,709
FINANCIAL LIABILITIES
Long-term debt	9,974	9,534
Accrued interest payable	16	148
Carrying Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	117,934	70,403
Securities available for sale	91,299	95,743
Securities held to maturity	10,837	11,458
Loans held for investment, net	367,596	356,871
Loans held for sale	4,800	4,414
Restricted stock	1,094	1,067
Loan servicing rights	1,850	2,125
Accrued interest receivable	1,763	1,709
FINANCIAL LIABILITIES
Deposits	566,901	512,628
Short-term borrowings	1,190	1,752
Long-term debt	9,974	9,534
Accrued interest payable	16	148
Estimated Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	117,901	70,379
Securities available for sale	91,299	95,743
Securities held to maturity	10,750	11,461
Loans held for investment, net	364,636	359,325
Loans held for sale	4,800	4,414
Restricted stock	1,094	1,067
Loan servicing rights	3,455	3,310
Accrued interest receivable	1,763	1,709
FINANCIAL LIABILITIES
Deposits	521,508	481,300
Short-term borrowings	1,190	1,752
Long-term debt	10,086	9,658
Accrued interest payable	16	148
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	115,693	67,913
Securities available for sale	4,955
Restricted stock	1,094	1,067
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,208	2,466
Securities available for sale	86,344	95,743
Securities held to maturity	10,750	11,461
Loans held for sale	4,800	4,414
Loan servicing rights	3,455	3,310
FINANCIAL LIABILITIES
Deposits	521,508	481,300
Short-term borrowings	1,190	1,752
Level 3 [Member]
FINANCIAL ASSETS
Loans held for investment, net	364,636	359,325
Accrued interest receivable	1,763	1,629
FINANCIAL LIABILITIES
Long-term debt	10,086	9,658
Accrued interest payable	$ 16	$ 148